STOCK OPTION PLANS (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 0	$ 0	$ 0
2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under plan	12,000,000
Shares available for grant	11,850,000